EMPLOYEE RELATED LIABILITIES (Schedule of Amounts Recognized in Statement of Financial Position) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Postretirement Medical Plan [Member]
Amounts recognized in statement of financial position:
Non-current assets
Current liabilities	(83)	(89)	(132)
Non-current liabilities	(2,894)	(2,228)	(2,863)
Net amount recognized	(2,977)	(2,317)	(2,995)
Weighted average assumptions used:
Discount rate	4.30%	5.20%	4.30%
Rate of compensation increases
Postretirement Medical Plan [Member] | Pre 65 [Member]
Assumed health care cost trend rates:
Health care cost trend rate assumed for next year	7.00%	7.75%	8.25%
Ultimate rate	5.00%	5.00%	5.00%
Ultimate rate	4.50%	5.00%
Year the ultimate rate is reached	2025	2022	2022
Postretirement Medical Plan [Member] | Post 65 [Member]
Assumed health care cost trend rates:
Health care cost trend rate assumed for next year	20.00%	25.00%	35.00%
Ultimate rate	5.00%	5.00%	5.00%
Ultimate rate			5.00%
Year the ultimate rate is reached	2022	2022	2022
Pension Plan [Member]
Amounts recognized in statement of financial position:
Non-current assets		779
Current liabilities
Non-current liabilities	(1,170)		(4,729)
Net amount recognized	(1,170)	779	(4,729)
Weighted average assumptions used:
Discount rate	4.20%	5.10%	4.30%
Rate of compensation increases